Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Trade and Other Receivables

	December 31,
	2018	2017
Trade and other receivables with customers:	1,039,373	894,996
Trade and other receivables with others	42,406	26,357

	1,081,779	921,353
Provision for expected credit losses	(12,723)	(6,925)

	1,069,056	914,428

Schedule of Changes in the Allowance for Doubtful Accounts

The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2018	2017
Balance at the beginning of the year	6,925	5,339
Increases	7,505	2,358
Reversals	(1,707)	(772)

Balance at the end of the year	12,723	6,925

Schedule of Aging of Accounts Receivables	The aging of accounts receivables are as follows:

	December 31,
	2018	2017
Not yet due	1,025,211	747,324
Up to 90 days	43,845	167,104
Over 91 days	12,723	6,925

	1,081,779	921,353